Reinsurance - Ceded Credit Risk (Details) - Reinsurance Recoverable [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
A or better rating
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	96.00%	93.00%
Ceded Credit Risk, Concentrated Credit Risk [Member]
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	100.00%
Ceded Credit Risk, Concentrated Credit Risk [Member] | AAA
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	3.00%
Ceded Credit Risk, Concentrated Credit Risk [Member] | AA
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	45.80%
Ceded Credit Risk, Concentrated Credit Risk [Member] | AA- | Munich Reinsurance Company
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	26.10%
Ceded Credit Risk, Concentrated Credit Risk [Member] | AA- | Swiss Reinsurance Company
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	6.80%
Ceded Credit Risk, Concentrated Credit Risk [Member] | AA- | Swiss Re Europe S.A.
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	4.90%
Ceded Credit Risk, Concentrated Credit Risk [Member] | A+ | Transatlantic Reinsurance Company [Member]
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	4.30%
Ceded Credit Risk, Concentrated Credit Risk [Member] | A+ | Arch Reinsurance Co [Member]
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	3.00%
Ceded Credit Risk, Concentrated Credit Risk [Member] | A+ | Lloyds Syndicate
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	11.70%
Ceded Credit Risk, Concentrated Credit Risk [Member] | A
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	47.20%
Ceded Credit Risk, Concentrated Credit Risk [Member] | BBB
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	0.50%
Ceded Credit Risk, Concentrated Credit Risk [Member] | Standard Poors BB And Below Rating [Member]
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	0.70%
Ceded Credit Risk, Concentrated Credit Risk [Member] | Captives
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	2.70%
Ceded Credit Risk, Concentrated Credit Risk [Member] | Not Rated NR [Member]
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	0.10%
Minimum | Ceded Credit Risk, Concentrated Credit Risk [Member]
Ceded Credit Risk [Line Items]
Maximum percentage of ceded written premium	3.00%